Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous liabilities [abstract]
Transactions in transit	€ 707	€ 910	€ 767
Accrued expenses and deferred income	9,018	9,003	9,136
Other	6,212	6,431	7,695
Other liabilities	€ 15,937	€ 16,344	€ 17,598